As filed with the Securities and Exchange Commission on March 16, 2012
1933 Act Registration No. 333-117597
1940 Act File No. 811-21606

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No. __	_
Post-Effective Amendment No.10	x
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 12	x

(Check appropriate box or boxes.)

TILSON INVESTMENT TRUST
(Exact name of Registrant as Specified in Charter)

767 5th Ave., 18th Fl.
New York, NY  10153
(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent of Service)

Copy to:

Thomas W. Steed, III
Kilpatrick, Townsend & Stockton LLP
4208 Six Forks Road, Suite 1400
Raleigh, North Carolina 27609

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
__	on (date) pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)(1)
__	on (date) pursuant to paragraph (a)(1)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

__	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No.10 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado on this 16th day of March, 2012.

TILSON INVESTMENT TRUST

By:	/s/ Rhonda A. Mills
Rhonda A. Mills
Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 10 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	March 16, 2012
Jack E. Brinson, Trustee and Chairman	Date

*	March 16, 2012
James H. Speed, Jr., Trustee	Date

*	March 16, 2012
Whitney R. Tilson, Trustee, President, and Principal Executive Officer	Date

*	March 16, 2012
Glenn H. Tongue, Vice President, Treasurer and Principal Financial Officer	Date

/s/ Kimberly S. Storms	March 16, 2012
Kimberly S. Storms, Assistant Treasurer	Date

/s/ Rhonda A. Mills	March 16, 2012
Erin E. Douglas, Secretary	Date

*By: /s/ Kimberly S. Storms	March 16, 2012
Kimberly S. Storms, Attorney-in-Fact	Date

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase